COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 28, 2016	May 06, 2014	Feb. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 03, 2014
Long-term Purchase Commitment [Line Items]
Common stock, price per share										$ 0.001
Research and development				$ 40,611	$ 4,371	$ 90,006	$ 17,732	$ 23,124	$ 329
Payment to purchase common stock						10,000,000
Line of Credit agreement				1,380,204		1,380,204
Minimum amount draw down at one time								5,000
Maximum amount draw down at one time								$ 350,000
Percentage of trading price								85.00%
Commitment fee								$ 35,000
Bear Note interest per year								10.00%
Maturity Date								Jul. 08, 2017
Note payable								$ 35,000
Net discount								34,453	$ 272,793
Contractual Obligations and Commercial Commitments [Member]
Long-term Purchase Commitment [Line Items]
Warrant issued to purchase common stock		100,000
Accrued expenses	$ 110,000			$ 110,000		110,000
Consulting agreement expense						$ 84,380
Consultants signing amount		$ 50,000
Consultants amount, net		$ 200,000
Percentage of completion	80.00%			8.00%		8.00%
Tangiers Global, LLC [Member]
Long-term Purchase Commitment [Line Items]
Payment to purchase common stock	$ 10,000,000
Tangiers Global, LLC [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit agreement	5,000
Tangiers Global, LLC [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit agreement	350,000
Tangiers Global, LLC [Member] | 7 put notices [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit agreement				$ 1,380,204		$ 1,380,204
Number of shares sold						1,897,215
Tangiers Global, LLC [Member] | Put notices [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit agreement				$ 162,506		$ 162,506
Number of shares sold						267,703
Tangiers Global, LLC [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit agreement	$ 10,000,000
Consulting Agreement [Member]
Long-term Purchase Commitment [Line Items]
Agreement, term			12 months
Warrant term			5 years
Initial payment			$ 7,500
Shares issued for agreement			250,000
Common stock, price per share			$ 0.18
Consultancy Agreement [Member]
Long-term Purchase Commitment [Line Items]
Expenses recognized								$ 394,215